Revenue - Net Investments in Direct Financing Leases (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2013 vessel m³	Oct. 31, 2019 vessel	Dec. 31, 2018 USD ($)
Capital Leased Assets [Line Items]
Term of charter contract (in years)	20 years
Partnership recognized a loss	$ 14,300,000
Total lease payments to be received	1,115,968,000
Total lease payments to be received				$ 897,130,000
Estimated unguaranteed residual value of leased properties	284,277,000
Estimated unguaranteed residual value of leased properties				291,098,000
Initial direct costs	296,000
Initial direct costs				329,000
Less unearned revenue	581,732,000
Less unearned revenue				613,394,000
Total net investments in direct financing and sales-type leases	818,809,000
Total net investments in direct financing and sales-type leases				575,163,000
Less current portion	273,986,000
Less current portion				12,635,000
Net investments in direct financing and sales-type leases	544,823,000
Net investments in direct financing and sales-type leases				562,528,000
2020	324,700,000
2021	64,200,000
2022	64,200,000
2023	64,000,000.0
2024	64,300,000
Thereafter	$ 534,600,000
Minimum
Capital Leased Assets [Line Items]
Charter contract extension, period (in years)	3 years
Maximum
Capital Leased Assets [Line Items]
Charter contract extension, period (in years)	15 years
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel		2
Volume of vessels (in cubic meter) | m³		155,900
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	2
Term of charter contract (in years)	20 years
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel			2
Extension to term	60 days
Awilco LNG Carriers | Minimum
Capital Leased Assets [Line Items]
Deferred rent receivables, net (per day)	$ 10,600
Awilco LNG Carriers | Maximum
Capital Leased Assets [Line Items]
Deferred rent receivables, net (per day)	$ 20,600
Bahrain Spirit
Capital Leased Assets [Line Items]
Term of charter contract (in years)	21 years
Property available for operating lease
Capital Leased Assets [Line Items]
2019				63,900,000
2020				64,300,000
2021				64,200,000
2022				64,200,000
2023				64,000,000.0
Thereafter				$ 576,500,000
Teekay Tangguh Joint Venture | Teekay LNG
Capital Leased Assets [Line Items]
Partnership interest owned (in percentage)	70.00%